Acquisitions and Divestitures - Summary of Purchase Price and Allocation of Fair value of Assets Acquired And Liabilities Assumed (Detail) - USD ($) $ in Thousands			12 Months Ended
	Aug. 31, 2017	Apr. 14, 2016	Dec. 31, 2017	Dec. 31, 2016
Consideration given
Total cash consideration		$ 8,900	$ 49,700	$ 137,600
Linn Acquisition
Consideration given
Equity units	$ 1,281,743
Allocation of purchase price
Inventory	205
Total assets acquired	1,301,452
Asset retirement obligations	(7,547)
Revenue suspense	(12,162)
Total fair value of net assets acquired	1,281,743
Linn Acquisition | Proved oil and natural gas properties
Allocation of purchase price
Properties	214,647
Linn Acquisition | Unproved oil and natural gas properties
Allocation of purchase price
Properties	$ 1,086,600
Other 2016 acquisitions
Consideration given
Total cash consideration		8,854
Allocation of purchase price
Total assets acquired		8,902
Asset retirement obligations		(48)
Total fair value of net assets acquired		8,854
Other 2016 acquisitions | Proved oil and natural gas properties
Allocation of purchase price
Properties		1,128
Other 2016 acquisitions | Unproved oil and natural gas properties
Allocation of purchase price
Properties		$ 7,774